OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2019
OTHER OPERATING INCOME
Schedule of other operating income

	2017	2018	2019
	RMB	RMB	RMB
VAT in super deduction	—	—	1,925